Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Top Ten Customers
Customer revenue concentration	62.00%
Accounts receivable concentration	$ 3,121	$ 4,264
Top Customer
Customer revenue concentration	21.10%